Organization and Principal Activities (Details)								12 Months Ended
		Jan. 21, 2025 USD ($) shares	Jan. 21, 2025 HKD ($) shares	Dec. 05, 2024 $ / shares shares	Dec. 02, 2024 shares	Nov. 25, 2024 USD ($) $ / shares shares	Aug. 20, 2024 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares shares	Oct. 22, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares
Organization and Principal Activities [Line Items]
Incorporated date								Aug. 20, 2024
Shares of authorized	[1]							50,000,000		50,000,000
Par value of common stock (in Dollars per share) | $ / shares	[1]							$ 0.001		$ 0.001
Shares issued				100
Price per shares (in Dollars per share) | $ / shares				$ 0.0001			$ 1
Authorized shares capital (in Dollars) | $						$ 50,000	$ 50,000
Share split						1-for-1,000
Ordinary shares issued	[1]							16,020,000		16,020,000
Acquisition of shares					1,674,000
Percentage of after reorganization					10.45%			89.55%
Percentage of before reorganization								100.00%
Percentage of total issued ordinary shares								11.00%
Mr. Shaojie Sun [Member]
Organization and Principal Activities [Line Items]
Aggregate consideration (in Dollars) | $							10,000
Mr. Cong Gao [Member]
Organization and Principal Activities [Line Items]
Aggregate consideration (in Dollars) | $							10,000
Mr. Xianxin Xiang [Member]
Organization and Principal Activities [Line Items]
Aggregate consideration (in Dollars) | $							$ 10,000
Business Combination [Member]
Organization and Principal Activities [Line Items]
Cash consideration		$ 1,121,033	$ 8,800,000
Mr. Shaojie Sun [Member]
Organization and Principal Activities [Line Items]
Shares issued						2,046.8	3,400
Ordinary shares issued						5,446,800
Mr. Cong Gao [Member]
Organization and Principal Activities [Line Items]
Shares issued						1,986.6	3,300
Mr. Xianxin Xiang [Member]
Organization and Principal Activities [Line Items]
Shares issued						1,986.6	3,300
Ordinary shares issued						5,286,600
Common Stock [Member]
Organization and Principal Activities [Line Items]
Shares issued		1,980,000	1,980,000
Ordinary shares issued		1,980,000	1,980,000			16,020,000
Percentage of total issued ordinary shares		11.00%	11.00%
Common Stock [Member] | Third Parties [Member]
Organization and Principal Activities [Line Items]
Ordinary shares issued		18,000,000	18,000,000
Minimum [Member]
Organization and Principal Activities [Line Items]
Shares of authorized						50,000
Price per shares (in Dollars per share) | $ / shares						$ 1
Maximum [Member]
Organization and Principal Activities [Line Items]
Shares of authorized						50,000,000
Price per shares (in Dollars per share) | $ / shares						$ 0.001
Mr. Cong Gao [Member]
Organization and Principal Activities [Line Items]
Shares of authorized									1,000
Par value of common stock (in Dollars per share) | $ / shares									$ 0.0001
Percentage of ownership						33.00%
Ordinary shares issued						5,286,600
Mr. Shaojie Sun [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership						34.00%
Mr. Xianxin Xiang [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership						33.00%

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Notes 1 and 13).